Income Taxes (Reconciliation Of The Beginning And Ending Amounts Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Balance at beginning of year	$ 92,752	$ 108,587	$ 87,734
Additions based on tax positions related to current year	6,733	1,983	2,422
Reductions based on tax positions related to current year	(3,160)	(1,358)
Additions based on tax positions related to prior years	937	5,705	858
Reductions based on tax positions related to prior years	(2,169)	(4,046)	(15,540)
Additions due to settlements with taxing authorities		2,363	36,317
Reductions due to settlements with taxing authorities	(958)	(3,246)	(1,288)
Reductions due to statute of limitations lapse	(13,238)	(17,236)	(1,916)
Balance at end of year	$ 80,897	$ 92,752	$ 108,587